Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Derivative financial instruments	$ 0.0	$ 70.7
Accrued interest expense	0.5	18.6
Accrued expenses	4.0	14.7
Employee withheld taxes, social security and vacation payment	2.5	8.2
Withheld business taxes	2.7	4.0
Short term portion of deferred revenues	7.3	9.6
Total other current liabilities	$ 17.0	$ 125.8